Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of lease liability balances - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of lease liability balances [Line Items]
Total	$ 139,795	$ 149,585
Lease liabilities [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of lease liability balances [Line Items]
Total	$ 139,795	$ 149,585